Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,065,590.32

Principal:
Principal Collections	$10,406,962.41
Prepayments in Full	$5,948,194.53
Liquidation Proceeds	$206,692.27
Recoveries	$60,007.00
Sub Total	$16,621,856.21
Collections	$17,687,446.53

Purchase Amounts:
Purchase Amounts Related to Principal	$371,875.45
Purchase Amounts Related to Interest	$1,850.89
Sub Total	$373,726.34

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,061,172.87

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$18,061,172.87
Servicing Fee	$231,456.24	$231,456.24	$0.00	$0.00	$17,829,716.63
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,829,716.63
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,829,716.63
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,829,716.63
Interest - Class A-4 Notes	$244,169.16	$244,169.16	$0.00	$0.00	$17,585,547.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,585,547.47
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$17,519,224.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,519,224.80
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$17,470,558.30
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,470,558.30
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$17,410,932.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,410,932.55
Regular Principal Payment	$15,637,365.43	$15,637,365.43	$0.00	$0.00	$1,773,567.12
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,773,567.12
Residuel Released to Depositor	$0.00	$1,773,567.12	$0.00	$0.00	$0.00
Total		$18,061,172.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,637,365.43
Total					$15,637,365.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,637,365.43	$81.45	$244,169.16	$1.27	$15,881,534.59	$82.72
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$15,637,365.43	$13.75	$418,784.08	$0.37	$16,056,149.51	$14.12

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$177,577,568.45	0.9249313	$161,940,203.02	0.8434825
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$255,597,568.45	0.2247782	$239,960,203.02	0.2110264

Pool Information
Weighted Average APR	4.553%	4.556%
Weighted Average Remaining Term	29.63	28.82
Number of Receivables Outstanding	23,288	22,404
Pool Balance	$277,747,487.23	$260,650,679.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$255,597,568.45	$239,960,203.02
Pool Factor	0.2278351	0.2138107

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$20,690,476.37
Targeted Overcollateralization Amount	$20,690,476.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$20,690,476.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	34

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		90	$163,083.18
(Recoveries)		114	$60,007.00
Net Losses for Current Collection Period			$103,076.18
Cumulative Net Losses Last Collection Period			$7,460,695.47
Cumulative Net Losses for all Collection Periods			$7,563,771.65

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.45%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.42%	435	$6,315,085.74
61-90 Days Delinquent	0.22%	42	$574,783.76
91-120 Days Delinquent	0.14%	22	$354,813.39
Over 120 Days Delinquent	0.47%	71	$1,236,000.05
Total Delinquent Receivables	3.25%	570	$8,480,682.94

Repossession Inventory:
Repossessed in the Current Collection Period		22	$351,912.20
Total Repossessed Inventory		29	$490,112.74

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5938%
Preceding Collection Period			0.6981%
Current Collection Period			0.4595%
Three Month Average			0.5838%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5315%
Preceding Collection Period			0.6012%
Current Collection Period			0.6026%
Three Month Average			0.5784%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer